PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Amount due from minority shareholder	¥ 49,800		¥ 49,800
Value added tax refundable	5,165		5,165
Due from former owners	5,743		5,743
Staff advances	7,885		5,857
Rental deposits	3,522		3,804
Prepaid professional services fees	5,053		6,513
Prepaid rental fees	7,794		5,520
Receivable from Zhenjiang operating rights	35,000		35,000
Others	24,462		23,327
Total before allowance for doubtful accounts	144,424		140,729
Less: allowance for doubtful accounts	(9,654)		(11,212)
Total	¥ 134,770	$ 19,601	¥ 129,517